Schedule of Derivative Liabilities (Details) - USD ($)		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alto Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants	[1]		$ 410,660
Balance, warrants	[1]			$ 410,660
Accelerated Feature [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants		$ 2,035	3,852
Gain on change in fair value of the derivative		(1,531)	(1,817)
Balance, warrants		504	2,035	3,852
Gain loss on change in fair value		1,531	1,817
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants		214,615	410,660
Gain on change in fair value of the derivative		145,304	(196,045)
Balance, warrants		359,919	214,615	410,660
Gain loss on change in fair value		$ (145,304)	196,045
Fair Value, Inputs, Level 3 [Member] | December 2021 Notes Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants					$ 367,000
Gain on change in fair value of the derivative					205,000
Balance, warrants
Addition of new derivatives
Gain loss on change in fair value					(205,000)
Settlements					(162,000)
Fair Value, Inputs, Level 3 [Member] | August 2022 Notes Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants
Gain on change in fair value of the derivative					(44,000)
Balance, warrants
Addition of new derivatives
Gain loss on change in fair value					44,000
Settlements					(120,000)
Fair Value, Inputs, Level 3 [Member] | 2022 Convertible Notes Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants
Gain on change in fair value of the derivative					(350,000)
Balance, warrants
Addition of new derivatives
Gain loss on change in fair value					350,000
Settlements					(571,000)
Fair Value, Inputs, Level 3 [Member] | Alto Acceleration Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants			3,852
Gain on change in fair value of the derivative				1,438,148
Balance, warrants				3,852
Addition of new derivatives				1,442,000
Gain loss on change in fair value				(1,438,148)
Fair Value, Inputs, Level 3 [Member] | Alto Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, warrants			$ 410,660
Gain on change in fair value of the derivative				778,340
Balance, warrants				410,660
Addition of new derivatives				1,189,000
Gain loss on change in fair value				$ (778,340)
Settlements
Fair Value, Inputs, Level 3 [Member] | Notes Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Addition of new derivatives
Fair Value, Inputs, Level 3 [Member] | August 2022 Notes Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Addition of new derivatives					76,000
Fair Value, Inputs, Level 3 [Member] | 2022 Convertible Notes Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Addition of new derivatives					$ 221,000

[1]	Based on a Monte Carlo simulation analysis of 50,000 iterations